UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR/A

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   DECEMBER 31, 2007
                                                 -----------------


Check here if Amendment [X]; Amendment Number:   1
                                               ------------
     This Amendment (Check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         LS POWER PARTNERS, LP
Address:      1700 BROADWAY
              35TH FLOOR
              NEW YORK, NEW YORK 10019



Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         JAMES BARTLETT
Title:        PRESIDENT
Phone:        212-615-3425

Signature, Place, and Date of Signing:

JAMES BARTLETT                 NEW YORK, NY                FEBRUARY 15, 2008
--------------                 ------------                -----------------
 [Signature]                   [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                     -

Form 13F Information Table Entry Total:              1
                                                     -

Form 13F Information Table Value Total:          $194,235.22
                                                 -----------
                                                  (thousands)

List of Other Included Managers:                     NONE





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    COLUMN 1                   COLUMN 2     COLUMN 3        COLUMN 4           COLUMN 5        COLUMN 6    COLUMN 7    COLUMN 8

                                                                                                                   VOTING AUTHORITY
                               TITLE OF                      VALUE    SHRS OR PRN   SH/  PUT/  INVESTMENT  OTHER
NAME OF ISSUER                  CLASS         CUSIP         (X1000)     AMOUNT      PRN  CALL   DISCRETON  MANAGERS SOLE SHARED NONE
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TRANSALTA CORPORATION CMN   Common Stock    89346D107     194,235.22  5,801,530.00  SH           SOLE         5,801,530.00  0  0
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                                                          194,235.22
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